Tax charge - 2019 actual tax rate of relevant business operations (Details)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of income taxes [Line Items]
Tax rate on adjusted operating profit (loss)	18.00%	16.00%
Tax rate on profit (loss) before tax	19.00%	0.00%
Unallocated to a segment (Other operations)
Disclosure of income taxes [Line Items]
Tax rate on adjusted operating profit (loss)	(3.00%)	10.00%
Tax rate on profit (loss) before tax	(3.00%)	13.00%
Asia | Operating segments
Disclosure of income taxes [Line Items]
Tax rate on adjusted operating profit (loss)	15.00%	14.00%
Tax rate on profit (loss) before tax	18.00%	10.00%
US | Operating segments
Disclosure of income taxes [Line Items]
Tax rate on adjusted operating profit (loss)	15.00%	17.00%
Tax rate on profit (loss) before tax	59.00%	35.00%